Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Cash receipts from customers	$ 148,954	$ 132,406	$ 114,993
Cash paid for inventory and prescriptions dispensed by retail network pharmacies	(122,498)	(105,362)	(91,178)
Cash paid to other suppliers and employees	(14,162)	(15,344)	(14,295)
Interest received	21	15	8
Interest paid	(629)	(647)	(534)
Income taxes paid	(3,274)	(2,931)	(3,211)
Net cash provided by operating activities	8,412	8,137	5,783
Cash flows from investing activities:
Purchases of property and equipment	(2,367)	(2,136)	(1,984)
Proceeds from sale-leaseback transactions	411	515	600
Proceeds from sale of property and equipment and other assets	35	11	54
Acquisitions (net of cash acquired) and other investments	(11,475)	(2,439)	(415)
Purchase of available-for-sale investments	(267)	(157)	(226)
Maturity of available-for-sale investments	243	161	136
Net cash used in investing activities	(13,420)	(4,045)	(1,835)
Cash flows from financing activities:
Increase (decrease) in short-term debt	(685)	685	(690)
Proceeds from issuance of long-term debt	14,805	1,483	3,964
Repayments of long-term debt	(2,902)	(3,100)	0
Payment of contingent consideration	(58)	0	0
Dividends paid	(1,576)	(1,288)	(1,097)
Proceeds from exercise of stock options	299	421	500
Excess tax benefits from stock-based compensation	127	106	62
Repurchase of common stock	(5,001)	(4,001)	(3,976)
Other	(3)	0	0
Net cash provided by (used in) financing activities	5,006	(5,694)	(1,237)
Effect of exchange rate changes on cash and cash equivalents	(20)	(6)	3
Net increase (decrease) in cash and cash equivalents	(22)	(1,608)	2,714
Cash and cash equivalents at the beginning of the year	2,481	4,089	1,375
Cash and cash equivalents at the end of the year	2,459	2,481	4,089
Reconciliation of net income to net cash provided by operating activities:
Net income	5,239	4,644	4,592
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,092	1,931	1,870
Stock-based compensation	230	165	141
Loss on early extinguishment of debt	0	521	0
Deferred income taxes and other noncash items	(266)	(58)	(86)
Change in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable, net	(1,594)	(737)	(2,210)
Inventories	(1,141)	(770)	12
Other current assets	355	(383)	105
Other assets	2	9	(135)
Accounts payable and claims and discounts payable	2,834	1,742	1,024
Accrued expenses	765	1,060	471
Other long-term liabilities	(104)	13	(1)
Net cash provided by operating activities	$ 8,412	$ 8,137	$ 5,783